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UAM FUND DISTRIBUTORS, INC.
211 CONGRESS STREET, 4TH FLOOR
BOSTON, MASSACHUSETTS 02110


VIA EDGAR TRANSMISSION

March 2, 2001

Office of Filings, Information and Consumer Services
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  UAM Funds Trust (the "Fund")
     File Nos. (33-79858/811-8544)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, on behalf of the Fund, I hereby certify that the prospectus and statement of additional information dated March 1, 2001, of IRA Capital Preservation Portfolio, a series of the Fund, that would have been filed under Rule 497(c), do not differ from the forms of the prospectus and statement of additional information contained in the most recent post-effective amendment to the Fund's Registration Statement on Form N-1A. The most recent post-effective amendment to the Fund's Registration Statement was Post Effective Amendment No. 46 filed electronically with the Securities and Exchange Commission on February 27, 2001.

If you have any questions or comments regarding this filing, please call me at 617-946-1562.

Sincerely,



/s/ Molly S. Mugler, Esq.
Molly S. Mugler, Esq.